ORDINARY SHARES - Additional Information (Details) ¥ in Thousands		12 Months Ended
	May 10, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	May 10, 2019 $ / shares	Dec. 31, 2017 $ / shares shares
Common shares, par value (in dollars per share) | $ / shares		$ 0.000000005
Common shares, shares outstanding (in shares)		216,100,000
Ordinary shares split ratio			20,000
Stock sale price | $ / shares				$ 10.50
IPO Expenses Capitalization | ¥	¥ 234,354
Common Class A [Member]
Common shares, shares issued (in shares)		10,000,000,000,000	10,000,000,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.000000005	$ 0.000000005
Common shares, shares outstanding (in shares)		100,100,000	84,000,000
Common Stock, Shares, Issued		100,100,000	84,000,000
Stock issued during period		16,100,000
Common Class B [Member]
Common shares, shares issued (in shares)		10,000,000,000,000	10,000,000,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.000000005	$ 0.000000005
Common shares, shares outstanding (in shares)		116,000,000	116,000,000
Common Stock, Shares, Issued		116,000,000	116,000,000
ADS [Member]
Stock issued during period	4,025,000
Common Stock [Member]
Stock issued during period	16,100,000
Jiayin Group Inc and Subsidiaries
Common shares, shares issued (in shares)					500,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001
Common shares, shares outstanding (in shares)					10,000
Common Stock, Shares, Issued					10,000